Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Revenue
Products	$ 6,233		$ 3,697	$ 4,896,000
Services	724		477	632,000
Pay per procedure	347
Total revenue	7,304		4,174	5,528,000
Cost of sales	3,830		1,784	2,362,000
Gross profit	3,474		2,390	3,166,000
Operating expenses (note 14)
Research and development	9,912		9,397	12,466,000
General and administrative	7,565		5,793	7,679,000
Selling and distribution	4,860		2,104	2,789,000
Total operating expenses	22,337		17,294	22,934,000
Operating Loss	18,863		14,904	19,768,000
Net finance costs (note 15)	2,714	$ 2,714	171	230,000
Loss before taxes	21,577		15,075	$ 19,998,000
Canada
Revenue
Products	4,763		2,264
Services	112		161
Pay per procedure	347
Total revenue	5,222		2,425
Cost of sales	2,387		904
Gross profit	2,835		1,521
Operating expenses (note 14)
Research and development	7,288		7,315
General and administrative	6,210		5,508
Selling and distribution	1,839		544
Total operating expenses	15,337		13,367
Operating Loss	12,502		11,846
USA
Operating expenses (note 14)
Research and development	625
General and administrative	1,267
Selling and distribution	1,336
Total operating expenses	3,228
Operating Loss	3,228
Germany
Revenue
Products	1,470		1,433
Services	612		316
Total revenue	2,082		1,749
Cost of sales	1,443		880
Gross profit	639		869
Operating expenses (note 14)
Selling and distribution	1,599		1,385
Total operating expenses	1,599		1,385
Operating Loss	960		516
Finland
Operating expenses (note 14)
Research and development	1,999		2,082
General and administrative	88		285
Selling and distribution	86		175
Total operating expenses	2,173		2,542
Operating Loss	$ 2,173		$ 2,542